Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The Pay Versus Performance Table, associated narratives and other tables which follow describes how compensation actually paid to our Named Executive Officers aligns to our financial performance for the years ended December 31, 2022, 2021 and 2020, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.

Pay versus Performance Table

			(d) Average of Summary	(e) Average	Value of Initial Fixed $100 Investment Based On:
(a) Year	(b) Summary Compensation Table Total for PEO(1)	(c) Compensation Actually Paid to PEO(2)	Compensation Table Total for Non-PEO NEOs(3)	Compensation Actually Paid to Non-PEO NEOs(4)	(f) Total Shareholder Return(5)	(g) Peer Group Total Shareholder Return(6)		(h) Net Income(10)	(i) Operating Income(11)
2022	$6,715,767	$7,935,272	$1,211,916	$1,337,524	$99	$73	(7)	$28.8M	$39.8M
2021	$6,299,099	$5,443,103	$1,150,893	$984,658	$93	$87	(8)	$25.5M	$48.8M
2020	$4,977,506	$8,347,343	$1,021,275	$1,455,593	$106	$98	(9)	$29.2M	$45.5M

(1)

The dollar amounts reported are the total compensation reported in the Summary Compensation Table for our PEO. Our PEO for all three years covered by the Pay Versus Performance table was Stephen G. Oswald.

(2)	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Oswald, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO(c)
2022	$6,715,767	$3,914,313	$5,133,818	$7,935,272
2021	$6,299,099	$4,370,320	$3,514,324	$5,443,103
2020	$4,977,506	$2,251,772	$5,621,609	$8,347,343

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$4,984,375	$176,717	–	$(27,274)	–	–	$5,133,818
2021	$3,551,870	$(861,732)	–	$824,186	–	–	$3,514,324
2020	$4,632,761	$996,722	–	$(7,874)	–	–	$5,621,609

(c)	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Reported Value of Equity Awards” column for such covered year from the amount reported in the “Reported Summary Compensation Table Total for PEO” column for such covered year and then adding to such figure the amount reported in the “Equity Award Adjustments” column for such covered year.

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO)(“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. Non-PEO NEOs in 2022 included: Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2021 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2020 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,211,916	$490,566	$616,174	$1,337,524
2021	$1,150,893	$534,595	$368,360	$984,658
2020	$1,021,275	$328,671	$762,989	$1,455,593

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$603,136	$29,751	–	$(16,713)	–	–	$616,174
2021	$408,433	$(94,674)	–	$54,601	–	–	$368,360
2020	$696,886	$112,329	–	$(46,226)	–	–	$762,989

(b)	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Average Reported Value of Equity Awards” column for such covered year from the amount reported in the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for such covered year and then adding to such figure the amount reported in the “Average Equity Award Adjustments” column for such covered year:

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(7)	Please see the “Benchmarking and Peer Groups” section of the Compensation Discussion and Analysis section for a list of the peer group used to determine 2022 compensation. Aerojet Rocketdyne Holdings, Inc. was removed due to its significantly larger revenue multiples in comparison to the other companies in our peer group and replaced by Hexcel Corporation.
(8)	The peer group used to determine 2021 compensation for our PEO and non-PEO NEOs included: AAR Corp., Aerojet Rocketdyne Holdings, Inc., Astronics Corporation, Barnes Group Inc., CIRCOR International, Inc., Cubic Corporation, Heico Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc. and RBC Bearings Incorporated.
(9)	The peer group used to determine 2020 compensation for our PEO and non-PEO NEOs included: AAR Corp., Aerojet Rocketdyne Holdings, Inc., Astronics Corporation, Barnes Group, Inc., CIRCOR International, Inc., Cubic Corporation, Heico Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc. and RBC Bearings Incorporated.
(10)	2021 Net Income excludes $110M attributable to Ducommun’s completion of a sale-leaseback transaction involving its Gardena, CA performance center.
(11)	Operating income decreased due to $5.3 million in restructure expenses related to the repositioning of production at three of our performance centers in conjunction with our 2022 restructure plan to enhance the cost structure of our operations.

As described in more detail above in our “2022 Compensation Discussion and Analysis”, we use various measures to align the compensation of our named executive officers with Company performance.

The following tabular list identifies, in alphabetical order, the financial measures we have determined to be the most important to link compensation actually paid to both our PEO and NEOs for the most recently completed fiscal year:

Cash Flow from Operations	Net Revenue
Diluted Earnings per Share	Operating Income
Net Income

Not all of these measures are presented in the Pay versus Performance table. The Company has generally sought to incentivize long-term performance, and therefore has not specifically aligned the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year.

In accordance with such rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

(1)	Total Shareholder Return: Company versus Peer Group and (2) “Compensation Actually Paid” versus Company Total Shareholder Return

Named Executive Officers, Footnote [Text Block]

(1)

The dollar amounts reported are the total compensation reported in the Summary Compensation Table for our PEO. Our PEO for all three years covered by the Pay Versus Performance table was Stephen G. Oswald.

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO)(“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. Non-PEO NEOs in 2022 included: Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2021 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2020 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler.

Peer Group Issuers, Footnote [Text Block]		The peer group used to determine 2021 compensation for our PEO and non-PEO NEOs included: AAR Corp., Aerojet Rocketdyne Holdings, Inc., Astronics Corporation, Barnes Group Inc., CIRCOR International, Inc., Cubic Corporation, Heico Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc. and RBC Bearings Incorporated.
PEO Total Compensation Amount	[1]	$ 6,715,767	$ 6,299,099	$ 4,977,506
PEO Actually Paid Compensation Amount		$ 7,935,272	5,443,103	8,347,343
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Oswald, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO(c)
2022	$6,715,767	$3,914,313	$5,133,818	$7,935,272
2021	$6,299,099	$4,370,320	$3,514,324	$5,443,103
2020	$4,977,506	$2,251,772	$5,621,609	$8,347,343

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$4,984,375	$176,717	–	$(27,274)	–	–	$5,133,818
2021	$3,551,870	$(861,732)	–	$824,186	–	–	$3,514,324
2020	$4,632,761	$996,722	–	$(7,874)	–	–	$5,621,609

(c)	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Reported Value of Equity Awards” column for such covered year from the amount reported in the “Reported Summary Compensation Table Total for PEO” column for such covered year and then adding to such figure the amount reported in the “Equity Award Adjustments” column for such covered year.

Non-PEO NEO Average Total Compensation Amount		$ 1,211,916	1,150,893	1,021,275
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,337,524	984,658	1,455,593
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,211,916	$490,566	$616,174	$1,337,524
2021	$1,150,893	$534,595	$368,360	$984,658
2020	$1,021,275	$328,671	$762,989	$1,455,593

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$603,136	$29,751	–	$(16,713)	–	–	$616,174
2021	$408,433	$(94,674)	–	$54,601	–	–	$368,360
2020	$696,886	$112,329	–	$(46,226)	–	–	$762,989

Compensation Actually Paid vs. Net Income [Text Block]

The graph below illustrates the relationship between our net income, operating income and compensation actually paid to our PEO and non-PEO NEOs:

Net Income vs. Operating Income vs. Comp Actually Paid

(1)	Rounded to nearest $100,000.
*	2021 Net Income excludes $110M attributable to Ducommun’s completion of a sale-leaseback transaction involving its Gardena, CA performance center.

As illustrated in the above graph, our net income trend over the past three years was generally constant. The compensation actually paid to our PEO and non-PEO NEOs remained relatively constant over the period 2020 to 2022 and was proportionately aligned with our net income and operating income over that same period.

Total Shareholder Return Vs Peer Group [Text Block]

The graphs below illustrate our TSR compared to our peer group’s TSR over the period 2020 to 2022:

DCO TSR vs. Peer Group TSR	Compensation Actually Paid vs. DCO TSR

As the above graphs illustrate, Ducommun’s TSR outperformed that of its peer group over the period covered by the Pay versus Performance Table, despite the change to our peer group between 2021 and 2022. In addition, the Compensation Actually Paid to our PEO was proportionately aligned with the Company’s TSR over the same prior three-year period.

Tabular List [Table Text Block]

The following tabular list identifies, in alphabetical order, the financial measures we have determined to be the most important to link compensation actually paid to both our PEO and NEOs for the most recently completed fiscal year:

Cash Flow from Operations	Net Revenue
Diluted Earnings per Share	Operating Income
Net Income

Total Shareholder Return Amount		$ 99	93	106
Peer Group Total Shareholder Return Amount		73	87	98
Net Income (Loss)		$ 28,800,000	$ 25,500,000	$ 29,200,000
Company Selected Measure Amount		0.0398	0.0488	0.0455
PEO Name		Stephen G. Oswald.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow from Operations
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Diluted Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Net Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,133,818	$ 3,514,324	$ 5,621,609
PEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	3,914,313	4,370,320	2,251,772
PEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	5,133,818	3,514,324	5,621,609
PEO [Member] | Adj Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,984,375	3,551,870	4,632,761
PEO [Member] | Adj Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		176,717	(861,732)	996,722
PEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(27,274)	824,186	(7,874)
PEO [Member] | Adj Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adj Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		616,174	368,360	762,989
Non-PEO NEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		490,566	534,595	328,671
Non-PEO NEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	616,174	368,360	762,989
Non-PEO NEO [Member] | Adj Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		603,136	408,433	696,886
Non-PEO NEO [Member] | Adj Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,751	(94,674)	112,329
Non-PEO NEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,713)	54,601	(46,226)
Non-PEO NEO [Member] | Adj Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adj Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The dollar amounts reported are the total compensation reported in the Summary Compensation Table for our PEO. Our PEO for all three years covered by the Pay Versus Performance table was Stephen G. Oswald.
[2]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[3]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[4]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: